OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2024
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Movements in Trade and Other Receivables	The tables below summarize the movements relating to the
Company's trade receivable and other for the years ended
December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022
Trade accounts receivable and other - opening balance	3,661	3,839	5,143
Performance obligations satisfied	62,441	68,275	79,844
Payments received	(62,249)	(68,590)	(80,977)
Impairment of receivables (net of write backs and utilization)	(18)	(165)	—
Recognition (derecognition) of receivables related to business combination and divestments [1]	31	189	190
Foreign exchange and others	(491)	113	(361)
Trade accounts receivable and other - closing balance	3,375	3,661	3,839
1.2024 consists receivables acquired as part of acquisition of Italpannelli SRL.
2023 mainly included receivables acquired as part of acquisition of
ArcelorMittal Pecém (see note 2.2.4) and receivables from  ArcelorMittal
Temirtau recognized upon disposal partially offset by the derecognition of
ArcelorMittal Temirtau's receivables (see note 2.3). 2022 included mainly receivables acquired as part of acquisition of ArcelorMittal Texas HBI (see note 2.2.4).

Schedule of Cost of Sales	Cost of sales includes the following components:

	Year ended December 31,
	2024	2023	2022
Materials	41,932	46,422	51,353
Labor costs	6,781	7,038	6,721
Logistic expenses	3,789	4,028	4,096
Depreciation and amortization	2,632	2,675	2,580
Impairment charges (note 5.3)	116	1,038	1,026
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	—	1,469	—
Other	1,403	868	1,533
Total	56,653	63,538	67,309

Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses

	December 31,
	2024	2023
Gross amount	3,685	4,025
Allowance for lifetime expected credit losses	(310)	(364)
Total	3,375	3,661

Exposure to Credit Risk by Reportable Segment	The maximum exposure to credit risk for trade accounts
receivable by reportable segment and others is as follows:

	December 31,
	2024	2023
North America	313	337
Brazil	1,051	1,400
Europe	1,220	988
Sustainable Solutions	538	599
Mining	62	73
Others	191	264
Total	3,375	3,661

Aging of Trade Accounts Receivable	Aging of trade accounts receivable

	December 31,			December 31,
	2024			2023
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	2,930	(41)	2,889	3,070	(19)	3,051
Overdue 1-30 days	293	(5)	288	303	(1)	302
Overdue 31-60 days	80	(1)	79	83	(2)	81
Overdue 61-90 days	25	(1)	24	44	(1)	43
Overdue 91-180 days	43	(2)	41	143	(12)	131
More than 180 days	314	(260)	54	382	(329)	53
Total	3,685	(310)	3,375	4,025	(364)	3,661

Movement in the Allowance for Lifetime Expected Credit Losses	The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2024	2023	2022
Allowance - opening balance	364	190	206
Additions	30	178	19
Write backs / utilization	(12)	(13)	(19)
Foreign exchange and others	(72)	9	(16)
Allowance - closing balance	310	364	190

Schedule of Inventories	Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,370 and
1,434 as of December 31, 2024 and 2023, respectively, are
comprised of the following:

	December 31,
	2024	2023
Finished products	4,853	5,372
Production in process	4,177	4,741
Raw materials	5,245	6,334
Manufacturing supplies, spare parts and other [1]	2,226	2,312
Total	16,501	18,759
1.Including spare parts of 1.7 billion and 1.7 billion, and manufacturing and other supplies of 0.5 billion and 0.6 billion as of December 31, 2024 and 2023, respectively.
Movement in Inventory Reserve	Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2024	2023	2022
Inventory write-downs - opening balance	1,434	1,629	1,023
Additions [1]	567	516	759
Deductions / Releases [2]	(550)	(681)	(136)
Foreign exchange and others	(81)	(30)	(17)
Inventory write-downs - closing balance	1,370	1,434	1,629
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilization related to the prior periods.

Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2024	2023
VAT receivables	836	792
Prepaid expenses and non-trade receivables	610	658
Financial amounts receivable[2]	389	247
Income tax receivable	148	209
Receivables from public authorities	207	206
Receivables from sale of intangible, tangible and financial assets	91	81
Derivative financial instruments (notes 6.1 and 6.3)	305	643
CO2 emission rights	180	3
Other [1]	256	198
Total	3,022	3,037
1.Other included mainly advances to employees, accrued interest and other miscellaneous receivables.
2.Includes 98 and 114 of outstanding receivables in connection with the sale of
ArcelorMittal Temirtau, at December 31, 2024 and 2023, respectively (see note 2.3).

Schedule of Other Assets	Other assets consisted of the following:

	December 31,
	2024	2023
Derivative financial instruments (notes 6.1 and 6.3)	133	163
Financial amounts receivable[2]	594	785
Long-term VAT receivables	239	215
Cash guarantees and deposits	153	178
Receivables from public authorities	71	115
Accrued interest	25	27
Receivables from sale of intangible, tangible and financial assets	68	100
Income tax receivable	49	91
Other [1]	246	185
Total	1,578	1,859
1.Other mainly includes assets in pension funds and other amounts receivable.
2.Includes 197 and 342 of outstanding receivables in connection with the sale of ArcelorMittal Temirtau, at December 31, 2024 and 2023, respectively (see note 2.3).
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2024	2023
Accrued payroll and employee related expenses	1,335	1,403
Accrued interest and other payables	873	1,134
Payable from acquisition of intangible, tangible & financial assets	1,471	1,270
Other amounts due to public authorities	644	691
Derivative financial instruments (notes 6.1 and 6.3)	327	360
Unearned revenue and accrued payables	88	109
Total	4,738	4,967